Summary of Significant Accounting Policies - Schedule of Property and Equipment, Net (Details)	Jun. 30, 2026
Office equipment and computers [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Office equipment and computers [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets